Form N-1A Cover	Oct. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century Investment Trust
Entity Central Index Key	0000908406
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 24, 2025
Prospectus Date	Oct. 25, 2025